Segment Information (Details) - Schedule of Transfer Prices Between Operating Segments - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cement, concrete, mortar and blocks [Member]
Schedule of Transfer Prices Between Operating Segments [Line Items]
Revenues from external customers		S/ 1,850,238	S/ 1,963,826	S/ 1,784,487
Gross profit		687,727	647,285	550,816
Administrative expenses		(230,203)	(223,162)	(191,132)
Selling and distribution expenses		(65,542)	(63,971)	(50,223)
Other operating (expense) income, net		(13,813)	(2,964)	6,358
Finance income		7,160	3,252	2,874
Finance cost		(104,045)	(95,102)	(88,961)
Net (loss) gain on (settlement of) derivative financial instruments recognized at fair value through profit or loss		19	(59)	(980)
Impairment of assets		(36,551)
Net gain (loss) from exchange difference, net		4,932	(1,030)	(6,987)
Profit before income tax		249,684	264,249	221,765
Income tax expense		(78,050)	(86,189)	(70,198)
Profit for the year		171,634	178,060	151,567
Construction supplies [Member]
Schedule of Transfer Prices Between Operating Segments [Line Items]
Revenues from external customers		74,096	114,024	113,905
Gross profit		723	3,670	3,501
Administrative expenses		(2,692)	(2,741)	(2,675)
Selling and distribution expenses		(766)	(786)	(703)
Other operating (expense) income, net		3	8	47
Finance income		9	20	17
Finance cost			(3)	(3)
Net (loss) gain on (settlement of) derivative financial instruments recognized at fair value through profit or loss
Impairment of assets
Net gain (loss) from exchange difference, net		(6)	5	(30)
Profit before income tax		(2,729)	173	154
Income tax expense		853	(56)	(49)
Profit for the year		(1,876)	117	105
Others [Member]
Schedule of Transfer Prices Between Operating Segments [Line Items]
Revenues from external customers	[1]	25,741	37,896	39,375
Gross profit	[1]	1,002	1,076	5,114
Administrative expenses	[1]	(1,816)	(1,674)	(2,262)
Selling and distribution expenses	[1]	(517)	(480)	(594)
Other operating (expense) income, net	[1]		(943)	3
Finance income	[1]	77	34
Finance cost	[1]			(1)
Net (loss) gain on (settlement of) derivative financial instruments recognized at fair value through profit or loss	[1]
Impairment of assets	[1]
Net gain (loss) from exchange difference, net	[1]	7	(15)	(69)
Profit before income tax	[1]	(1,247)	(2,002)	2,191
Income tax expense	[1]	389	653	(693)
Profit for the year	[1]	(858)	(1,349)	1,498
Total consolidated [Member]
Schedule of Transfer Prices Between Operating Segments [Line Items]
Revenues from external customers		1,950,075	2,115,746	1,937,767
Gross profit		689,452	652,031	559,431
Administrative expenses		(234,711)	(227,577)	(196,069)
Selling and distribution expenses		(66,825)	(65,237)	(51,520)
Other operating (expense) income, net		(13,810)	(3,899)	6,408
Finance income		7,246	3,306	2,891
Finance cost		(104,045)	(95,105)	(88,965)
Net (loss) gain on (settlement of) derivative financial instruments recognized at fair value through profit or loss		19	(59)	(980)
Impairment of assets		(36,551)
Net gain (loss) from exchange difference, net		4,933	(1,040)	(7,086)
Profit before income tax		245,708	262,420	224,110
Income tax expense		(76,808)	(85,592)	(70,940)
Profit for the year		S/ 168,900	S/ 176,828	S/ 153,170

[1]	The “other” segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including brine projects).